Goodwill and other intangible assets (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gross amount of goodwill (CHF million)
Balance at beginning of period	8,667	9,349
Foreign currency translation impact	4	(681)
Other	2	(1)
Balance at end of period	8,673	8,667
Accumulated impairment (CHF million)
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value (CHF million)
Net book value	8,591	8,585
Private Banking
Gross amount of goodwill (CHF million)
Balance at beginning of period	749	789
Foreign currency translation impact	(8)	(40)
Other	2	0
Balance at end of period	743	749
Accumulated impairment (CHF million)
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value (CHF million)
Net book value	743	749
Investment Banking
Gross amount of goodwill (CHF million)
Balance at beginning of period	6,429	6,925
Foreign currency translation impact	16	(496)
Other	0	0
Balance at end of period	6,445	6,429
Accumulated impairment (CHF million)
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value (CHF million)
Net book value	6,363	6,347
Percentage by which goodwill fair value exceeds carrying value	9.00%
Asset Management
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,489	1,635
Foreign currency translation impact	(4)	(145)
Other	0	(1)
Balance at end of period	1,485	1,489
Accumulated impairment (CHF million)
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value (CHF million)
Net book value	1,485	1,489
Private Banking and Asset Management
Net book value (CHF million)
Number of reporting units	4